Additional information: condensed financial statements of the Company (Condensed statements of operations and comprehensive income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed statements of operations [Line Items]
Interest expense	$ (14,994)	¥ (97,125)	¥ (56,607)
Income before income tax expenses	179,462	1,162,512	1,214,480	¥ 565,809
Net income	154,113	998,305	1,064,472	477,727
Other comprehensive (loss) / income:
Foreign currency translation adjustments, net of nil tax	681	4,414	3,638	(31,014)
Comprehensive income attributable to YY Inc.	160,187	1,037,657	1,068,110	446,713
Parent [Member]
Condensed statements of operations [Line Items]
Share of income in equity method investments, net of income taxes	171,051	1,108,029	1,121,079	¥ 477,727
Interest expense	(11,545)	(74,786)	(56,607)
Income before income tax expenses	159,506	1,033,243	1,064,472	¥ 477,727
Net income	159,506	1,033,243	1,064,472	477,727
Other comprehensive (loss) / income:
Foreign currency translation adjustments, net of nil tax	681	4,414	3,638	(31,014)
Comprehensive income attributable to YY Inc.	$ 160,187	¥ 1,037,657	¥ 1,068,110	¥ 446,713